Liquidity Risk - Summary of Wholesale Funding by Currency (Detail) - Liquidity risk [member]	Dec. 31, 2019	Dec. 31, 2018
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	25.00%	23.00%
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%	11.00%
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	67.00%	64.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	54.00%	48.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	14.00%	11.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	21.00%	13.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	3.00%	3.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	45.00%	48.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	54.00%	50.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	72.00%	61.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	49.00%	49.00%
United Kingdom, Pounds [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	50.00%	46.00%
United Kingdom, Pounds [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	95.00%	89.00%
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	56.00%	57.00%
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	65.00%	65.00%
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	33.00%	36.00%
United States of America, Dollars [member] | Other Santander UK plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	22.00%	25.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	54.00%	56.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	15.00%	12.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	97.00%	97.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	54.00%	52.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	28.00%	35.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
United States of America, Dollars [member] | Other Santander UK plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	51.00%	51.00%
United States of America, Dollars [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	27.00%	30.00%
United States of America, Dollars [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	5.00%	11.00%
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	16.00%	17.00%
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	22.00%	22.00%
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	24.00%	26.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	32.00%	33.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	59.00%	72.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	45.00%	49.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	4.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Euro Member Countries, Euro [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	22.00%	24.00%
Euro Member Countries, Euro [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	3.00%	3.00%
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	5.00%	3.00%
Other [member] | Other Santander UK plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other [member] | Other Santander UK plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Santander UK plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%
Other [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%
Other [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%